Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leases
1 9 .	Leases
The Group’s leases consist of operating leases for administrative office spaces in different cities of Asia. As of December 31, 2020 the Group had no long-term leases that were classified as a financing lease.
For the year ended December 31, 2020, the lease expense is as:

Year ended December 31, 2020
RMB

Operating lease expense	44,300,218
Short-term lease expense	7,781,246

Total lease expense	52,081,464

Operating lease expenses were RMB36,914,653 and
RMB39,845,627

for the year ended December 31, 2018 and 2019 prior to the adoption of the lease ASUs.

Supplemental consolidated balance sheet information related to leases was as follows:

As of December 31, 2020
RMB
Operating lease:
Operating leases right-of-use assets	62,141,054
Current portion of lease liabilities	36,280,773
Non-current portion of lease liabilities	16,951,948
Total operating lease liabilities
Weighted-average remaining lease term (in years) – operating leases	1.75
Weighted-average discount rate – operating leases	4.25%
Supplemental cash flow information related to leases are as follows:

For the year ended December 31,2020
RMB

Cash paid for operating leases	54,493,222
Lease liabilities arising from obtaining right-of-use assets	25,873,961
As of December 31, 2020, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities are as follows:

Years ending	RMB

2021	39,752,994
2022	12,610,408
2023	4,498,810
2024 and thereafter	254,800

Total undiscounted cash flows	57,117,012
Less: imputed interest	3,884,291

Total	53,232,721

Lease liabilities due within one year	36,280,773
Lease liabilities due after one year	16,951,948
As of December 31, 2019, the future minimum lease payments under non-cancelable operating lease agreements based on ASC 840 are as follows:

Years ending	RMB
2020	45,023,403
2021	26,297,961
2022	11,451,395
2023	1,297,103
2024 and thereafter	—